Income Taxes (Details 2)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
U.S. Statutory rates	21.00%	34.00%
Foreign income not recognized in the U.S.	(10.60%)	(33.70%)
Foreign income tax rate	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC	(20.30%)	(11.60%)
R&D tax credit	(0.00%)	(1.10%)
Change in valuation allowance	0.60%	5.00%
Non-taxable permanent difference	0.00%	0.30%
Effective tax rate	15.70%	17.90%